SUPPLEMENT DATED MAY 1, 2009

TO

PROSPECTUS DATED APRIL 25, 2007

FOR

FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE
FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

Effective August 6, 2004, AIM VI Core Equity Fund, MFS® Capital Appreciation Portfolio and MFS® Emerging Growth Portfolio are not open to new premium or transfers.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.